Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate deferred tax asset, provisional income tax expense	$ 1,700
Valuation Allowance	296	$ 123
State net operating loss carry-forward deferred tax asset	296	123
Unrealized loss related to securities available for sale	335	161
Unrealized loss related to SERP	341	391
Unrealized gain (loss) related to interest rate swap	882	$ (712)
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 4,200